CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating activities:
Net (loss) income from continuing operations	$ (301,859)	$ (274,337)	$ 204,110
Adjustments required to reconcile net loss with net cash used in operating activities
Depreciation and amortization	255	501	19,798
Loss (gain) on common share purchase warrants	33,973	(10,863)	(755,862)
Stock based compensation	0	3,208	28,600
Changes in non-cash working capital balances
Prepaids and advances	0	0	3,702
Due from related parties	(103,591)	7,431	(23,935)
Due to related parties	25,520	132,616	(48,814)
Accounts payable	4,536	(21,352)	97,653
Accrued liabilities	414	41,047	(88,529)
Cash utilized in operating activities	(340,752)	(121,749)	(563,277)
Financing activities:
Proceeds from share issuances, net of costs	392,699	0	749,430
Cash provided by financing activities	392,699	0	749,430
Investing activities
Net cash inflow (outflow)	51,947	(121,749)	186,153
Cash inflows (outflows) from discontinued operations	(469)	9,970	(351,680)
Cash, beginning of year	17,287	129,066	294,592
Cash, end of year	68,765	17,287	129,066
Cash at the end of the year relates to:
Continuing operations	66,938	1,309	133,058
Discontinued operations	1,827	15,978	(3,993)
Cash, end of the year	$ 68,765	$ 17,287	$ 129,065